Consolidated Statements of Shareholders' Equity - CAD ($)		Issued capital [member]	Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022		$ 54,806,522	$ 41,875	$ 639,879	$ 15,746	$ 570,446	$ 13,279	$ (6,817,048)	$ 49,270,699
Balance, shares at Dec. 31, 2022	[1]	23
IfrsStatementLineItems [Line Items]
Shares issued for cash, net		$ 3,729,901							3,729,901
Shares issued for cash, net, shares	[1]	3
Shares issued for services		$ 190,740	(41,875)						148,865
Shares issued for services, shares	[1],[2]
Share-based payments						140,821			140,821
Shares to be issued for services			53,567						53,567
Warrants expired		639,879		(639,879)
Income for the year								(18,495,121)	(18,495,121)
Other comprehensive loss for the year					(22,992)		485		(22,507)
Balance at Dec. 31, 2023		$ 59,367,042	53,567		(7,246)	711,267	13,764	(25,312,169)	34,826,225
Balance, shares at Dec. 31, 2023	[1]	26
IfrsStatementLineItems [Line Items]
Shares issued for services		$ 3,430,526	(53,567)						3,376,959
Share-based payments						332,319			332,319
Income for the year								(47,590,257)	(47,590,257)
Other comprehensive loss for the year					(157,066)		9,770		(147,296)
Shares issued for services, shares	[1]	303
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,966,357							7,966,357
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	103
Shares issued for cashless exercise of warrants		$ 12,442,032							12,442,032
Shares issued for cashless exercise of warrants, shares	[1]	826
Allocation to derivative warrants liabilities		$ (7,360,662)							(7,360,662)
Shares issued pursuant to a Settlement agreement		$ 546,122							546,122
Shares issued pursuant to a Settlement agreement, shares	[1]	53
Balance at Dec. 31, 2024		$ 76,391,417			(164,312)	1,043,586	23,534	(72,902,426)	4,391,799
Balance, shares at Dec. 31, 2024	[1]	1,311
IfrsStatementLineItems [Line Items]
Shares issued for services		$ 2,050,068							2,050,067
Share-based payments		183,572				52,749			236,321
Income for the year								12,922,294	12,922,294
Other comprehensive loss for the year					(186,398)		51,681		(134,717)
Shares issued for services, shares	[1]	107,449
Shares, pre-funded warrants and warrants issued for cash, net		$ 20,852,213							20,852,213
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	4,167
Shares issued for cashless exercise of warrants		$ 14,531,913							14,531,913
Shares issued for cashless exercise of warrants, shares	[1]	653,116
Allocation to derivative warrants liabilities		$ (20,552,190)							(20,552,190)
Shares issued pursuant to a Settlement agreement		830,452							$ 830,452
Shares issued pursuant to a Settlement agreement, shares									114,800
Share-based payments									15
Share repurchase		$ (127,785)							$ (127,785)
Shares repurchase, shares	[1]	(19,747)
Balance at Dec. 31, 2025		$ 94,159,660			$ (350,710)	$ 1,096,335	$ 75,215	$ (59,980,132)	$ 35,000,368
Balance, shares at Dec. 31, 2025	[1]	861,111

[1]	Adjusted to reflect one (1) for five hundred (500) reverse stock split in April 2025 (see Note 1)
[2]	less than 1